Property operating costs and general and administrative expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Property operating costs and general and administrative expenses	Property operating costs and general and administrative expenses
1.Property operating costs consist of the following:
a.Direct property operating costs from investment properties that generated rental income during the year:

	December 31, 2025	December 31, 2024	December 31, 2023

Real estate tax	$3,745,186	$3,202,144	$2,658,183
Insurance	1,599,220	1,323,142	1,062,027
Maintenance	2,209,226	2,521,060	2,083,252
Structural maintenance accrual	—	115,727	111,851
Trust fees	—	117,953	114,062
Other property related expenses	6,690,622	5,959,809	5,344,889
Energy costs	9,860,221	8,004,325	2,102,060

	$24,104,475	$21,244,160	$13,476,324
b.Direct property operating costs from investment properties that did not generate rental income during the year:

	December 31, 2025	December 31, 2024	December 31, 2023

Real estate tax	$611,498	$551,697	$683,843
Insurance	95,607	49,521	33,298
Maintenance	662,752	637,403	625,648
Other property related expenses	2,801,466	2,109,652	3,420,609
	4,171,323	3,348,273	4,763,398

Total property operating costs	$28,275,798	$24,592,433	$18,239,722
2.General and administrative expenses consist of the following:

	December 31, 2025	December 31, 2024	December 31, 2023

Employee annual salary plus employee benefits	$15,831,962	$15,243,386	$14,751,539
Other administrative expenses	4,464,675	4,528,998	3,131,556
Auditing, legal and consulting expenses	2,305,781	2,341,323	2,357,281
Property appraisal and other fees	598,305	599,347	572,207
Marketing expenses	839,851	998,198	948,211
Other	96,700	68,477	379,198
	24,137,274	23,779,729	22,139,992

Depreciation	1,724,637	1,416,026	1,578,073
Share-based compensation expense – Note 21.3	9,630,465	8,982,488	8,001,830

Total	$35,492,376	$34,178,243	$31,719,895